UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.9%

	Shares	Value

BELGIUM — 1.8%
Anheuser-Busch InBev ADR	5,200	$528,944

CHINA — 1.0%
NetEase ADR	1,185	305,730

GERMANY — 2.2%
Beiersdorf	5,646	657,971

IRELAND — 1.4%
Medtronic	4,400	397,012

ISRAEL — 3.0%
Check Point Software Technologies *	7,807	879,615

JAPAN — 2.0%
Japan Tobacco	20,700	587,308

NETHERLANDS — 1.4%
ASML Holding	1,974	423,828

SOUTH KOREA — 1.6%
Samsung Electronics GDR	466	479,048

SPAIN — 2.1%
Amadeus IT Group	7,204	615,323

SWITZERLAND — 7.8%
Nestle	14,429	1,176,182
Roche Holding	4,467	1,096,671

		2,272,853

UNITED KINGDOM — 11.7%
GlaxoSmithKline	25,176	522,318
Imperial Brands	24,973	957,199
Reckitt Benckiser Group	10,596	944,736

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Unilever	17,550	$1,002,574

		3,426,827

UNITED STATES — 56.9%
Consumer Discretionary — 8.8%
Booking Holdings (1)*	654	1,326,783
Twenty-First Century Fox, Cl A	27,896	1,255,320

		2,582,103

Consumer Staples — 6.8%
Altria Group	9,143	536,511
Colgate-Palmolive (1)	5,417	362,993
Philip Morris International (1)	12,543	1,082,461

		1,981,965

Financials — 11.1%
Charles Schwab	8,732	445,856
FactSet Research Systems	2,878	579,514
Moody’s	8,719	1,491,995
S&P Global	3,656	732,809

		3,250,174

Health Care — 6.5%
Becton Dickinson	2,380	595,880
Johnson & Johnson	9,823	1,301,744

		1,897,624

Industrials — 1.9%
3M (1)	2,621	556,491

Information Technology — 21.8%
Intuit	4,658	951,350
Microsoft	17,269	1,831,895
PayPal Holdings *	2,166	177,915
VeriSign *	9,852	1,430,806
Visa, Cl A (1)	14,736	2,015,001

		6,406,967

		16,675,324

Total Common Stock
(Cost $25,840,549)		27,249,783

Total Investments — 92.9%
(Cost $25,840,549)		$27,249,783

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JULY 31, 2018 (Unaudited)

Percentages are based on Net Assets of $29,326,377.

*	Non-income producing security.
(1)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of July 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of July 31, 2018, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

INV-QH-001-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018